ISSUED CAPITAL AND RESERVES - Major shareholders (Details) - shares	Dec. 31, 2024	Mar. 01, 2024	Dec. 31, 2023
ISSUED CAPITAL AND RESERVES
Free float percentage	32.10%
Total percentage of common and voting shares	100.00%
Common shares
ISSUED CAPITAL AND RESERVES
Free float (in shares)	595,509,917
Outstanding shares (in shares)	1,849,190,667	1,849,190,667
Issued shares, including shares held by a subsidiary of the company (in shares)	83,706,608		766,350
L1T VIP Holdings S.à r.l. (“LetterOne”)
ISSUED CAPITAL AND RESERVES
Percentage of common and voting shares	45.50%
L1T VIP Holdings S.à r.l. (“LetterOne”) | Common shares
ISSUED CAPITAL AND RESERVES
Total outstanding common shares (in shares)	840,625,000
Stichting Administratiekantoor Mobile Telecommunications Investor
ISSUED CAPITAL AND RESERVES
Percentage of common and voting shares	7.90%
Stichting Administratiekantoor Mobile Telecommunications Investor | Common shares
ISSUED CAPITAL AND RESERVES
Total outstanding common shares (in shares)	145,947,550
Lingotto Investment Management LLP
ISSUED CAPITAL AND RESERVES
Percentage of common and voting shares	7.80%
Lingotto Investment Management LLP | Common shares
ISSUED CAPITAL AND RESERVES
Total outstanding common shares (in shares)	143,510,950
Shah Capital Management Inc.
ISSUED CAPITAL AND RESERVES
Percentage of common and voting shares	6.70%
Shah Capital Management Inc. | Common shares
ISSUED CAPITAL AND RESERVES
Total outstanding common shares (in shares)	123,597,250